Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) Number shares	Mar. 31, 2020 USD ($) Number	Mar. 31, 2019 USD ($) Number	Mar. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		100.00%	100.00%	100.00%
Total restricted cash	$ 8,400,000	$ 8,400,000	$ 8,400,000
Inventory valuation reserves	0	0	0
Impairment losses of deferred cost of revenue		0	1,300,000	$ 6,500,000
Reduction of deferred cost of revenue			400,000	2,200,000
Customer refund liability			900,000	4,300,000
Internal-use software software, capitalized during the period		4,000,000	6,000,000	500,000
internal-use software Software, capitalized during the period		500,000	700,000	0
Impairment of long-lived assets		0	33,213,000	0
Breakage revenue from unreturned kits		243,920,000	305,463,000	440,900,000
Advertising costs		$ 11,200,000	62,600,000	$ 136,800,000
Deferred advertising costs			$ 2,500,000
Consumer Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		81.00%	89.00%	96.00%
Breakage revenue from unreturned kits		$ 197,525,000	$ 271,639,000	$ 425,534,000
Deferred revenue	39,300,000	39,300,000	38,800,000	74,100,000	$ 103,900,000
Deferred revenue recognized		$ 34,400,000	$ 59,900,000	$ 99,900,000
Research Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		19.00%	9.00%	3.00%
Breakage revenue from unreturned kits		$ 46,341,000	$ 28,268,000	$ 12,385,000
Deferred revenue	31,900,000	31,900,000	48,600,000	48,700,000	$ 3,400,000
Deferred revenue recognized		42,800,000	28,700,000	1,900,000
Deferred revenue related parties	30,100,000	30,100,000	45,100,000	$ 0
Deferred revenue recognized related parties		39,900,000	26,700,000
Transaction price allocated to remaining performance obligations	$ 61,900,000	$ 61,900,000	108,300,000
Research Services [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period				3 years
Research Services [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year	1 year
PGS Contracts [Member]
Summary Of Significant Accounting Policies [Line Items]
Capitalized contract cost, net	$ 3,300,000	$ 3,300,000	3,900,000	$ 9,900,000
Capitalized contract cost, amortization period	1 year	1 year
Transferred over Time [Member]
Summary Of Significant Accounting Policies [Line Items]
Breakage revenue from unreturned kits		$ 24,100,000	38,000,000	57,000,000
Consumer And Research Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Breakage revenue from unreturned kits		243,866,000	299,907,000	437,919,000
Therapeutics [Member]
Summary Of Significant Accounting Policies [Line Items]
Breakage revenue from unreturned kits		$ 54,000	$ 5,556,000	$ 2,981,000
Series F-1 Redeemable Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Temporary equity shares outstanding | shares	17,291,066	17,291,066
Fair value of preferred stock	$ 272,700,000	$ 272,700,000
Series F-1 Redeemable Convertible Preferred Stock [Member] | Consumer And Research Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value measurement input	16	16
Series F-1 Redeemable Convertible Preferred Stock [Member] | Therapeutics [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value measurement input	20	20
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value of the asset group	$ 21,500,000	$ 21,500,000
Supplier Concentration Risk [Member] | Cost Of Goods Microwaves [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		100.00%	100.00%	100.00%
Supplier Concentration Risk [Member] | Cost Of Goods Kits [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		100.00%	100.00%	100.00%
Supplier Concentration Risk [Member] | Cost Of Goods Processing Of Customer Samples [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		100.00%	100.00%	100.00%
Supplier Concentration Risk [Member] | Cost Of Services Processing Of Customer Samples [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of major laboratory service provider | Number		1	1	1
Covid 19 [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment loss on operating lease right of use asset	$ 12,600,000